13F-HR
<SEQUENCE>1
<FILENAME>armb03312007.txt
13F-HR - armb03312007.txt

              UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

                FORM 13F

           FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
               |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Alaska Retirement Management Board

Address:   333 Willoughby Avenue
	   Treasury Division, 11th Floor
	   Juneau, Alaska  99801

13F File Number: 028-11974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Sikes
Title:     Investment Officer
Phone:     (907) 465-4399


Signature, Place and Date of Signing:

/s/  Steve Sikes                  Juneau, Alaska              April 13, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

 NONE

          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   40

Form 13F Information Table Value Total:   100,392
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                              FORM 13F INFORMATION TABLE
                                              Alaska Retirement Management Board
                                              March 31, 2007

COLUMN 1                       COLUMN 2       COLUMN 3    COLUMN 4   COLUMN 5               COLUMN 6 COLUMN 7COLUMN 8

                               TITLE                      VALUE     SHARES/   SH/     PUT/  INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP       (x$1000)  PRN AMT   PRN     CALL  DSCRETN  MGRS    SOLE    SHARED  NONE
--------------
 AMERICAN CAMPUS CMNTYS INC    COM             024835 10 0     1,226    40,500   SH         SOLE               40,500
 APARTMENT INVT & MGMT CO      CLASS A         03748R 10 1     2,463    42,700   SH         SOLE               42,700
 ARCHSTONE SMITH TR            COM             039583 10 9     4,103    75,600   SH         SOLE               75,600
 AVALONBAY CMNTYS INC          COM             053484 10 1     3,523    27,100   SH         SOLE               27,100
 BOSTON PROPERTIES INC         COM             101121 10 1     3,592    30,600   SH         SOLE               30,600
 BRANDYWINE RLTY TR            SH BEN INT NEW  105368 20 3     1,827    54,700   SH         SOLE               54,700
 BRE PROPERTIES INC            CLASS A         05564E 10 6     1,831    29,000   SH         SOLE               29,000
 CAMDEN PPTY TR                SH BEN INT      133131 10 2     2,067    29,400   SH         SOLE               29,400
 CBL & ASSOC PPTYS INC         COM             124830 10 0     1,798    40,100   SH         SOLE               40,100
 COLONIAL PPTYS TR             SH BEN INT      195872 10 6     1,584    34,700   SH         SOLE               34,700
 CRESCENT REAL ESTATE EQUITIE  COM             225756 10 5     1,578    78,700   SH         SOLE               78,700
 DCT INDUSTRIAL TRUST INC      COM             233153 10 5     1,636   138,300   SH         SOLE              138,300
 DEVELOPERS DIVERSIFIED RLTY   COM             251591 10 3     1,987    31,600   SH         SOLE               31,600
 DOUGLAS EMMETT INC            COM             25960P 10 9     1,753    68,700   SH         SOLE               68,700
 EQUITY LIFESTYLE PPTYS INC    COM             29472R 10 8     1,339    24,800   SH         SOLE               24,800
 EQUITY RESIDENTIAL            SH BEN INT      29476L 10 7     4,697    97,400   SH         SOLE               97,400
 ESSEX PPTY TR INC             COM             297178 10 5     1,786    13,800   SH         SOLE               13,800
 GENERAL GROWTH PPTYS INC      COM             370021 10 7     5,236    81,100   SH         SOLE               81,100
 HEALTH CARE PPTY INVS INC     COM             421915 10 9     1,873    52,000   SH         SOLE               52,000
 HIGHWOODS PPTYS INC           COM             431284 10 8     1,551    39,300   SH         SOLE               39,300
 HOST HOTELS & RESORTS INC     COM             44107P 10 4     3,570   135,700   SH         SOLE              135,700
 HRPT PPTYS TR                 COM SH BEN INT  40426W 10 1     1,696   137,900   SH         SOLE              137,900
 KILROY RLTY CORP              COM             49427F 10 8     1,548    21,000   SH         SOLE               21,000
 KIMCO REALTY CORP             COM             49446R 10 9     3,192    65,500   SH         SOLE               65,500
 LIBERTY PPTY TR               SH BEN INT      531172 10 4     2,143    44,000   SH         SOLE               44,000
 MACERICH CO                   COM             554382 10 1     2,761    29,900   SH         SOLE               29,900
 MACK CALI RLTY CORP           COM             554489 10 4     1,752    36,800   SH         SOLE               36,800
 MAGUIRE PPTYS INC             COM             559775 10 1     1,365    38,400   SH         SOLE               38,400
 PENNSYLVANIA RL ESTATE INVT   SH BEN INT      709102 10 7     1,542    34,800   SH         SOLE               34,800
 PLUM CREEK TIMBER CO INC      COM             729251 10 8     1,829    46,400   SH         SOLE               46,400
 POST PPTYS INC                COM             737464 10 7     1,509    33,000   SH         SOLE               33,000
 PROLOGIS                      SH BEN INT      743410 10 2     4,213    64,900   SH         SOLE               64,900
 PUBLIC STORAGE INC            COM             74460D 10 9     4,222    44,600   SH         SOLE               44,600
 SIMON PPTY GROUP INC NEW      COM             828806 10 9     6,441    57,900   SH         SOLE               57,900
 SL GREEN RLTY CORP            COM             78440X 10 1     3,127    22,800   SH         SOLE               22,800
 TAUBMAN CTRS INC              REIT            876664 10 3     1,838    31,700   SH         SOLE               31,700
 U STORE IT TR                 COM             91274F 10 4     1,303    64,800   SH         SOLE               64,800
 UNITED DOMINION REALTY TR IN  COM             902653 10 4     2,088    68,200   SH         SOLE               68,200
 VORNADO RLTY TR               SH BEN INT      929042 10 9     5,382    45,100   SH         SOLE               45,100
 WASHINGTON REAL ESTATE INVT   SH BEN INT      939653 10 1     1,421    38,000   SH         SOLE               38,000